Supplemental Schedules-Condensed Consolidating Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income	$ 33,416	$ 43,190	$ 172,784	$ 133,953	$ 150,930
Other comprehensive income, net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $428	776	710	1,020	(2,830)	7,170
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $833	1,356	4,249	2,499	(13,566)	5,659
Foreign currency translation adjustments	1,586	15,799	(20,232)	(46,280)	19,432
Total other comprehensive income (loss), net of tax	3,718	21,746	(14,243)	(58,440)	36,894
Total comprehensive income, net of tax	37,134	64,936	158,541	75,513	187,824
Comprehensive income attributable to noncontrolling interests	(512)	(682)	(2,244)	(1,803)	(3,711)
Comprehensive income attributable to Cinemark USA, Inc.	36,622	64,254	156,297	73,710	184,113
Restricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	28,154
Other comprehensive income, net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $428	776
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $833	1,356
Foreign currency translation adjustments	1,586
Total other comprehensive income (loss), net of tax	3,718
Total comprehensive income, net of tax	31,872
Comprehensive income attributable to noncontrolling interests	(512)
Comprehensive income attributable to Cinemark USA, Inc.	31,360
Unrestricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	5,262
Other comprehensive income, net of tax
Total comprehensive income, net of tax	5,262
Comprehensive income attributable to Cinemark USA, Inc.	$ 5,262